Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Summary of Supplemental Information Related To Operating Leases	As of December 31, 2020 and 2021, the Group recognized the following items related to operating leases on its consolidated balance sheet:

	December 31, 2020	December 31, 2021
	RMB	RMB
Operating lease ROU assets	4,282	28,941

Operating lease liabilities-non-current	(587)	(17,076)
Operating lease liabilities-current	(3,709)	(13,929)

Total operating lease liabilities	(4,296)	(31,005)

Weighted average remaining lease term	1.3 years	2.5 years
Weighted average discount rate	7.0%	7.0%

Summary of Lease, Cost
The components of lease cost for the years ended December 31, 2020 and 2021 were as follows:

	For the year ended December 31,
	2020	2021
	RMB	RMB
Operating lease cost	8,569	10,329
Short-term lease cost	7,456	9,353

Total lease cost	16,025	19,682

Supplemental cash flow information related to the operating leases was as follows:

	For the year ended December 31,
	2020	2021
	RMB	RMB
Cash paid for operating leases	8,867	9,786

Right-of-use assets obtained in exchange for operating lease liabilities	12,851	34,988

Summary of Lessee, Operating Lease, Liability, Maturity
A summary of maturity of operating lease liabilities under the Group’s non-cancellable
operating leases as of December 31, 2021 is as follows:

December 31, 2021
RMB
2021	—
2022	14,446
2023	13,080
2024	5,969

Total lease payment	33,495

Less: interest	(2,490)
Present value of operating lease liability	31,005